BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF BUSINESS COMBINATION OF ASSETS AND LIABILITIES

Fair Value of Cortex’s Identifiable Assets and Liabilities:

Cash and cash equivalents	775
Restricted deposits	29
Trade receivables	10,662
Other accounts receivables	346
Property and equipment	10
Goodwill arising from the acquisition	9,581
Technology	4,640
Customer relations	1,673
Total assets	27,716

Accounts payables	8,906
Short-term loan	1,500
Accrued expenses and other current liabilities	854
Deferred taxes and taxes payable	758
Total liabilities	12,018

Non-Controlling Interests	4,709

Total acquisition cost	10,989

The Purchase Price has been allocated between tangible and intangible assets acquired and liabilities assumed based on estimated fair values, with the residual of the Purchase Price recorded as goodwill. The intangible assets identified in the Cortex Transaction were technology and customer relations.

The estimation of the fair value of these intangible assets was determined using the income approach, which is based on the present value of the future cash flows attributable to each identifiable intangible asset. The fair value of the obligation and right to acquire the Remaining Balance Shares was estimated at a de minimis value, as the contractual terms for determining the Purchase Price for each such future acquisition provide that the Purchase Price be determined at an amount equal to the shares’ fair value at each future acquisition date. The fair value of the non-controlling interests is derived from the valuation of 100% of the shares of Cortex less the consideration paid upon acquiring 70% of Cortex’s shares.

Trade receivables, other accounts receivables, accounts payables, short-term loan and accrued expenses and other current liabilities were estimated to have fair values that approximate their carrying values due to the short-term maturities of these instruments.

The estimated useful lives for the acquired technology and customer relations associated with the Cortex Transaction are 6 and 7 years, respectively. The goodwill will not be deductible for income tax purposes.

Gix Media recorded acquisition costs in the amount of $197 with respect to Cortex Transaction, in the Company’s combined consolidated statements of operations as business acquisition and related costs.

Net Cash Flow from the Cortex Transaction:

Consideration paid in cash	10,989
Less cash and cash equivalents and restricted deposits received from acquisition of Cortex	(804)
Total net cash paid	10,185